Financial instruments - Maximum Credit Risk Exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 154,587	$ 355,543
Credit risk | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	111,738	177,702
Credit risk | Short-term investments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	139,700
Credit risk | Accounts receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,710	10,289
Credit risk | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,254	3,237
Credit risk | Note receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,413	20,630
Credit risk | Deposits and other assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 8,472	$ 3,985